NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
NONCONTROLLING INTEREST	NONCONTROLLING INTEREST
Total noncontrolling interest consists of noncontrolling interests attributable to B2M LP and NRLP. The following tables show the movements in total noncontrolling interest during the years ended December 31, 2024 and 2023:

Year ended December 31, 2024 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	65	85
Net income attributable to noncontrolling interest	2	7	9
Distributions to noncontrolling interest	(3)	(7)	(10)
Noncontrolling interest - ending	19	65	84

Year ended December 31, 2023 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	66	86
Net income attributable to noncontrolling interest	2	7	9
Distributions to noncontrolling interest	(2)	(8)	(10)
Noncontrolling interest - ending	20	65	85
B2M LP
On December 16, 2014, transmission assets totalling $526 million were transferred from Hydro One Networks to B2M LP. This was financed by 60% debt ($316 million) and 40% equity ($210 million). On December 17, 2014, the Saugeen Ojibway Nation (SON) acquired a 34.2% equity interest in B2M LP for consideration of $72 million, representing the fair value of the equity interest acquired. The SON’s investment in B2M LP consists of $50 million of Class A units and $22 million of Class B units.
The Class B units have a mandatory put option which requires that upon the occurrence of an enforcement event (i.e., an event of default such as a debt default by the SON or insolvency event), Hydro One purchases the Class B units of B2M LP for net book value on the redemption date. The noncontrolling interest relating to the Class B units is classified on the consolidated balance sheet as temporary equity because the redemption feature is outside the control of the Company. The balance of the noncontrolling interest is classified within equity.
The following tables show the movements in B2M LP noncontrolling interest during the years ended December 31, 2024 and 2023:

Year ended December 31, 2024 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	44	64
Net income attributable to noncontrolling interest	2	5	7
Distributions to noncontrolling interest	(3)	(5)	(8)
Noncontrolling interest - ending	19	44	63

Year ended December 31, 2023 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	45	65
Net income attributable to noncontrolling interest	2	5	7
Distributions to noncontrolling interest	(2)	(6)	(8)
Noncontrolling interest - ending	20	44	64
NRLP
On September 18, 2019, Hydro One Networks sold to the Six Nations of the Grand River Development Corporation and, through a trust, to the Mississaugas of the Credit First Nation a 25.0% and 0.1% equity interest in NRLP partnership units, respectively, for total consideration of $12 million, representing the fair value of the equity interest acquired. On January 31, 2020, the Mississaugas of the Credit First Nation purchased an additional 19.9% equity interest in NRLP partnership units from Hydro One Networks for total cash consideration of $9 million. Following this transaction, Hydro One’s interest in the equity portion of NRLP partnership units was reduced to 55%, with the Six Nations of the Grand River Development Corporation and the Mississaugas of the Credit First Nation owning 25% and 20%, respectively, of the equity interest in NRLP partnership units. The First Nations Partners' noncontrolling interest in NRLP is classified within equity.
The following table shows the movements in NRLP noncontrolling interest during the years ended December 31, 2024 and 2023:

Year ended December 31 (millions of dollars)	2024	2023
Noncontrolling interest - beginning	21	21
Net income attributable to noncontrolling interest	2	2
Distributions to noncontrolling interest	(2)	(2)
Noncontrolling interest - ending	21	21